Stock-Based Compensation (Details) - Schedule of weighted average basis	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average basis [Abstract]
Risk-free interest rate	1.05%	1.00%	2.20%
Expected term (in years)	6 years	6 years	6 years
Expected volatility		67.80%	64.00%
Expected dividend yield